UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2021

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2021

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	5
Expense Example	6
Portfolio of Investments	8
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Notes to Financial Statements	23
Financial Highlights	42
Investment Advisory Agreement Approval	44
Liquidity Risk Management Program	47
Trustee and Officer Information	49

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2021 (unaudited)

Dear Shareholder:

Over the first quarter of 2021, Treasury yields climbed higher as vaccines were rolled out faster than expected and economic data continued to improve. Recent data and information flow continue to imply 2021 economic activity could be very strong. A falling infection curve, vaccine rollouts, strong efficacy results, massive U.S. fiscal stimulus, high savings rates, economic reopenings and a quite dovish Federal Reserve (Fed) policy stance have been buttressing a very positive outlook for economies. With the $1.9 trillion support/stimulus package being implemented, U.S. fiscal policy is on a trajectory to significantly improve growth globally, not just in the U.S. With a second package, focused on infrastructure, also likely to be discussed in the fall, probably worth at least another $1 trillion, the tailwind for the U.S. and global economy appeared strong, even with the back-up in yields in early 2021.

The second quarter of 2021 turned out to be nothing like the first. Indeed, it was a remarkable quarter with long maturity yields falling, credit spreads tightening, and equities and commodities rallying, despite ostensibly bearish data/news. With economies and corporate results strong, it is logical that credit and equity markets may do fine. But, if everything is good macroeconomically, and likely to stay good for at least another year, why are yields falling? The answer lies in expectations, market positioning and the Fed. And, maybe most importantly, the search for yield in an income-starved world.

One key event was the Fed's June 2021 Federal Open Market Committee (FOMC) meeting. The Fed signaled (via its dot plot) a liftoff for policy rates in 2023, with two rate hikes, which is earlier than previously communicated at its March 2021 meeting. While Chairman Powell downplayed the change in the dots, stating that they would not change the Fed's policy forecast until the FOMC saw "further substantial progress," and that "liftoff is well into the future," the tone of the press conference, the number of FOMC participants who brought forward their first hikes and the hawkish communications by other Fed members convinced the market that policy preferences had meaningfully changed. Maybe FAIT (flexible average inflation targeting) was already done.

During the second quarter of 2021, credit and equity markets were fairly unfazed by all of the hoopla in the government bond markets. Corporate bond spreads continued to tighten, seemingly impervious to other forces, continuing to make new lows. If the Treasury market was signaling trouble ahead, risk markets were not listening. If, as we believe, economic data stays strong (meaningfully above trend) and inflation does not prove to be a problem, then market worries about growth deceleration and the possibility of the Fed making a policy error by moving to tighten policy too soon look wrong. And long-term Treasury yields

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2021 (unaudited) continued

appear too low. In the second quarter of 2021, the 2-year yield rose 9 basis points (bps), while 5-, 10- and 30-year rates fell by 5, 27 and 32 bps.1

Over the full six-month period, credit spreads have tightened amid improving economic data and as the vaccination rollout gained momentum in the U.S. The Bloomberg Barclays U.S. Corporate Index (the "Index")4 spreads declined by 16 bps to close June 30, 2021 at 80 bps over government bonds.2 BBB-rated bonds outperformed higher quality bonds, as the spread compression theme continued. Financials (12 bps tighter) underperformed non-financials (17 bps tighter) during the six-month period.2 Tighter spreads helped the Index generate an excess return of +2.04% over the first six months of 2021.2 Unfortunately, the rise in Treasury yields in the first quarter of 2021 pushed the total return on the Index down -1.27% on a six-month basis.2

During the six-month period, the U.S. investment grade corporate market saw issuance totaling $774 billion.3 This is in line with the four-year average of 58% of issuance occurring in the first half of the year.3 Although the investment grade corporate market has been well supported due to robust corporate earnings and strong flows, it is expected that supply will likely moderate in the second half of 2021.

We remain constructive on credit, and see the asset class supported by a few key factors. First, expectations for a continued strong economy remain. This will likely be facilitated by continued positive support from monetary and fiscal policy as rates stay accommodative and quantitative easing creates strong demand. We also expect corporates to maintain conservative strategies until the real economy normalizes. Finally, there is likely continued demand for credit in general, as risk-free assets offer negative real and absolute yields. Although we do think that vigilance will be critical, as a correction is likely at some point in the future as merger and acquisition activity increases, quantitative easing is tapered, and fear of missing out turns into fear of owning valuations that look historically expensive.

For the six-month period ended June 30, 2021, Variable Investment Series — Income Plus Portfolio (the "Fund") Class X shares produced a total return of -1.64%, underperforming the Index, which returned -1.27%. For the same period, the Fund's Class Y shares returned -1.80%. Past performance is no guarantee of future results.

1  Source: Bloomberg L.P. Data as of June 30, 2021.

2  Source: Bloomberg Barclays. Data as of June 30, 2021.

3  Source: J.P. Morgan. Data as of June 30, 2021.

4  The Bloomberg Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2021 (unaudited) continued

The performance of the Fund's two share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Fund's overall investment grade corporate bond positioning had a negative impact on performance. At the sector level, the portfolio's underweight positioning to the pharmaceuticals and health care sectors was the largest detractor over the period, followed by underweight positioning to the capital goods sector. Overweight positioning to the banking sector also detracted from returns as the sector lagged along with other defensive, higher-rated sectors. This was partially offset by the portfolio's overweight positioning and security selection in the communications sector, which benefited performance, as did the overweight positioning to finance companies. High yield bond and convertible debt exposures also contributed positively to returns. High yield spreads continued to tighten amid improving fundamentals and better-than-expected growth forecasts as vaccines rolled out. Convertible bonds performed well over the period, given their low interest-rate sensitivity and exposure to rising stock prices. The Fund's underweight duration positioning, which meant the portfolio was less sensitive to interest rate movements than the Index, was additive to returns as Treasury yields rose over the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Fund in the future.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Letter to the Shareholders ◼ June 30, 2021 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Fund Performance ◼ June 30, 2021 (unaudited)

Average Annual Total Returns — Period Ended June 30, 2021(1)
	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
Class X	4.01%	5.18%	5.48%	6.81%	0.91%	3/1/1987
Class Y	3.74%	4.90%	5.21%	5.96%	1.16%	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Fund shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2021 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and services (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/21 – 06/30/21.

Actual Expenses

The first line of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the tables is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Expense Example ◼ June 30, 2021 (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	01/01/21	06/30/21	01/01/21 – 06/30/21
Class X
Actual (-1.64% return)	$1,000.00	$983.60	$4.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41
Class Y
Actual (-1.80% return)	$1,000.00	$982.00	$5.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.19	$5.66

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.88% and 1.13% for Class X and Class Y shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.4%)
	Basic Materials (4.5%)
$150	Air Products and Chemicals, Inc.	2.80%	05/15/50	$150,497
200	Braskem Netherlands Finance BV (Brazil) (a)	4.50	01/31/30	208,892
225	DuPont de Nemours, Inc.	4.493	11/15/25	255,965
150	DuPont de Nemours, Inc.	5.319	11/15/38	198,652
350	Georgia-Pacific LLC (a)	2.30	04/30/30	358,044
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	224,676
225	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	242,705
25	International Flavors & Fragrances, Inc. (a)	1.832	10/15/27	24,953
50	International Flavors & Fragrances, Inc. (a)	2.30	11/01/30	49,780
200	Inversiones CMPC SA (Chile)	3.85	01/13/30	213,897
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	520,852
225	Newmont Corp.	2.25	10/01/30	224,587
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	211,250
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	213,089
50	Sherwin-Williams Co. (The)	2.30	05/15/30	50,641
100	Sherwin-Williams Co. (The)	2.95	08/15/29	107,316
				3,255,796
	Communications (11.1%)
125	Amazon.com, Inc.	2.50	06/03/50	118,388
200	Amazon.com, Inc.	2.70	06/03/60	192,145
300	AT&T, Inc. (a)	2.55	12/01/33	297,515
50	AT&T, Inc. (a)	3.50	09/15/53	50,309
788	AT&T, Inc. (a)	3.55	09/15/55	791,789
200	Baidu, Inc. (China)	1.72	04/09/26	202,043
75	Booking Holdings, Inc.	0.90	09/15/21	81,637
200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	192,533
75	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	75,631
125	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	122,991
150	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	178,963
50	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	63,749
350	Comcast Corp.	1.95	01/15/31	345,383
500	Comcast Corp.	2.80	01/15/51	481,922
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	61,563

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$230	eBay, Inc.	3.65%	05/10/51	$244,377
100	Fox Corp.	5.576	01/25/49	135,345
75	Juniper Networks, Inc.	2.00	12/10/30	71,826
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	398,719
350	NBN Co. Ltd. (Australia) (a)	2.625	05/05/31	358,971
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	202,874
200	Prosus N.V. (China) (a)	3.68	01/21/30	213,911
110	Sirius XM Radio, Inc. (a)	4.00	07/15/28	113,437
188	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	201,656
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	5.152	09/20/29	230,470
250	T-Mobile USA, Inc.	2.25	11/15/31	247,551
225	T-Mobile USA, Inc.	3.60	11/15/60	229,354
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	411,123
160	Twitter, Inc.	1.00	09/15/21	163,400
200	Verizon Communications, Inc.	1.50	09/18/30	191,350
100	Verizon Communications, Inc.	2.65	11/20/40	96,412
580	Verizon Communications, Inc.	2.987	10/30/56	546,156
50	Verizon Communications, Inc.	3.40	03/22/41	52,957
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	116,985
429	Walt Disney Co. (The)	2.75	09/01/49	424,424
100	Walt Disney Co. (The)	3.50	05/13/40	111,681
				8,019,540
	Consumer, Cyclical (6.8%)
250	7-Eleven, Inc. (a)	1.80	02/10/31	239,302
168	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	186,511
110	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	119,075
150	Daimler Finance North America LLC (Germany) (a)	3.30	05/19/25	162,057
200	Delta Air Lines Pass Through Trust, Series AA	3.204	10/25/25	211,734
150	Dollar General Corp.	4.125	04/03/50	176,148
250	Ford Motor Credit Co., LLC	4.389	01/08/26	270,313
300	General Motors Co.	6.60	04/01/36	412,315
50	General Motors Financial Co., Inc.	3.85	01/05/28	55,053
100	General Motors Financial Co., Inc.	4.35	01/17/27	112,523
150	Home Depot, Inc. (The)	1.375	03/15/31	143,775
125	Home Depot, Inc. (The)	2.375	03/15/51	115,858
150	Home Depot, Inc. (The)	2.50	04/15/27	159,941
75	Hyundai Capital America (a)	2.375	02/10/23	77,014
625	Hyundai Capital America (a)	3.00	02/10/27	662,799
282	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	290,456

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$375	Las Vegas Sands Corp.	3.20%	08/08/24	$393,769
	100	Marriott International, Inc., Series HH	2.85	04/15/31	101,646
	175	NIKE, Inc.	3.375	03/27/50	197,509
	275	Nissan Motor Co. Ltd. (Japan) (a)	3.043	09/15/23	286,942
	200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	207,722
	150	Ross Stores, Inc.	0.875	04/15/26	146,974
	222	Walmart, Inc.	2.95	09/24/49	235,751
					4,965,187
		Consumer, Non-Cyclical (11.7%)
	375	AbbVie, Inc.	4.25	11/21/49	450,161
	325	Altria Group, Inc.	3.40	02/04/41	310,485
	75	Amgen, Inc.	3.375	02/21/50	79,336
	25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	29,809
	50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	59,864
	550	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	672,759
	175	Anthem, Inc.	2.25	05/15/30	176,767
	325	Automatic Data Processing, Inc.	1.25	09/01/30	310,330
	125	BAT Capital Corp. (United Kingdom)	2.726	03/25/31	123,537
	375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	401,790
	150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	146,858
	250	Boston Scientific Corp.	2.65	06/01/30	258,820
	150	Cigna Corp.	2.375	03/15/31	152,245
	75	Cigna Corp.	3.40	03/15/51	78,428
	250	Clorox Co. (The)	1.80	05/15/30	245,859
	350	Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/30	364,854
	200	Conagra Brands, Inc.	1.375	11/01/27	195,294
	225	Conagra Brands, Inc.	4.60	11/01/25	256,613
	877	CVS Health Corp.	1.875	02/28/31	851,414
	75	Gilead Sciences, Inc.	2.80	10/01/50	72,408
	200	Global Payments, Inc.	2.90	05/15/30	208,636
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27	120,908
	$250	GSK Finance No 3 PLC (United Kingdom) (a)(b)	0.00	06/22/23	252,031
	100	HCA, Inc.	3.50	07/15/51	100,140
	75	HCA, Inc.	5.25	06/15/49	95,785
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24	526,540
	175	Keurig Dr Pepper, Inc.	3.35	03/15/51	184,134
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31	223,460
	124	PayPal Holdings, Inc.	2.30	06/01/30	128,438
	232	PayPal Holdings, Inc.	2.85	10/01/29	250,514
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25	114,755
	$150	Royalty Pharma PLC (a)	2.20	09/02/30	147,252
	75	Royalty Pharma PLC (a)	3.55	09/02/50	74,785

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$375	Sodexo, Inc. (France) (a)	2.718%	04/16/31	$382,930
125	Stryker Corp.	2.90	06/15/50	125,515
325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31	327,553
				8,501,007
	Energy (9.4%)
200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25	219,502
75	BP Capital Markets America, Inc.	3.379	02/08/61	75,576
175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25(c)	186,813
175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30(c)	192,587
375	Canadian Natural Resources Ltd. (Canada)	2.95	01/15/23	388,570
250	Cimarex Energy Co.	3.90	05/15/27	275,863
100	ConocoPhillips (a)	4.875	10/01/47	131,913
275	Diamondback Energy, Inc.	3.125	03/24/31	285,295
225	Diamondback Energy, Inc.	3.25	12/01/26	241,356
75	DT Midstream, Inc. (a)	4.125	06/15/29	76,244
275	Enbridge, Inc. (Canada)	2.50	08/01/33	275,740
100	Enbridge, Inc. (Canada)	3.125	11/15/29	107,203
175	Energy Transfer LP	3.90	07/15/26	191,244
100	Energy Transfer LP	4.00	10/01/27	110,086
50	Energy Transfer LP	5.00	05/15/50	57,903
50	Energy Transfer LP	5.40	10/01/47	59,380
125	Enterprise Products Operating LLC	3.95	01/31/60	139,678
250	Enterprise Products Operating LLC	4.20	01/31/50	288,847
50	Equinor ASA (Norway)	3.70	04/06/50	57,598
175	Exxon Mobil Corp.	3.452	04/15/51	190,863
350	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) (a)	1.75	09/30/27	354,125
100	Kinder Morgan, Inc.	3.60	02/15/51	102,099
150	Marathon Petroleum Corp.	4.70	05/01/25	169,290
250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22	254,262
100	MPLX LP	5.20	12/01/47	122,428
350	ONEOK, Inc.	3.10	03/15/30	366,291
200	Rockies Express Pipeline LLC (a)	3.60	05/15/25	203,982
325	Sabine Pass Liquefaction LLC	4.50	05/15/30	375,453
330	Saudi Arabian Oil Co. (Saudi Arabia) (a)	2.25	11/24/30	324,510
225	Shell International Finance BV (Netherlands)	3.125	11/07/49	233,096
25	Spectra Energy Partners LP	4.50	03/15/45	29,383
75	Suncor Energy, Inc. (Canada)	3.75	03/04/51	81,278
125	Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	140,325
200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28	223,627
150	Western Midstream Operating LP	4.35	02/01/25	158,690

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$100	Williams Cos., Inc. (The)	4.85%	03/01/48	$121,828
				6,812,928
	Finance (34.7%)
75	Aflac, Inc.	4.75	01/15/49	99,205
100	Air Lease Corp.	2.875	01/15/26	105,150
300	Air Lease Corp.	3.75	06/01/26	328,519
125	Alexandria Real Estate Equities, Inc.	1.875	02/01/33	118,384
200	Allstate Corp. (The)	1.45	12/15/30	191,490
200	Ally Financial, Inc.	8.00	11/01/31	287,656
125	American International Group, Inc.	3.875	01/15/35	141,851
175	American International Group, Inc.	3.90	04/01/26	195,375
225	Aon Corp.	2.80	05/15/30	236,477
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35	194,526
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25	334,838
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25	181,256
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25	261,290
525	Bank of America Corp.	2.687	04/22/32	540,470
400	Bank of America Corp.	3.248	10/21/27	434,237
550	Bank of America Corp.	3.311	04/22/42	582,560
125	Bank of America Corp.	6.11	01/29/37	171,205
275	Bank of America Corp., Series N	2.651	03/11/32	282,680
375	Barclays PLC (United Kingdom)	2.852	05/07/26	396,387
175	Belrose Funding Trust (a)	2.33	08/15/30	171,824
300	BNP Paribas SA (France) (a)	2.824	01/26/41	284,167
250	BPCE SA (France) (a)	4.00	09/12/23	268,238
400	BPCE SA (France) (a)	5.15	07/21/24	445,861
250	Brown & Brown, Inc.	2.375	03/15/31	250,143
175	Brown & Brown, Inc.	4.20	09/15/24	191,970
425	Chubb INA Holdings, Inc.	1.375	09/15/30	404,568
925	Citigroup, Inc.	2.561	05/01/32	942,258
200	Commerzbank AG (Germany) (a)	8.125	09/19/23	227,978
200	Commonwealth Bank of Australia (Australia) (a)	3.305	03/11/41	203,944
250	Credit Agricole SA (London) (France) (a)	4.125	01/10/27	281,770
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25	572,525
175	Digital Realty Trust LP	3.60	07/01/29	194,709
150	Digital Realty Trust LP	4.45	07/15/28	173,970
375	Duke Realty LP	1.75	07/01/30	360,717
225	Equinix, Inc.	1.55	03/15/28	221,213
175	Equinix, Inc.	2.95	09/15/51	167,365
50	Equitable Financial Life Global Funding (a)	1.40	08/27/27	49,192
350	Equitable Financial Life Global Funding (a)	1.75	11/15/30	335,943

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$350	Fairfax Financial Holdings Ltd. (Canada) (a)	3.375%	03/03/31	$365,202
175	Five Corners Funding Trust II (a)	2.85	05/15/30	184,544
150	GA Global Funding Trust (a)	1.625	01/15/26	151,977
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35	300,061
675	Global Atlantic Fin Co. (a)	4.40	10/15/29	746,558
160	Global Atlantic Fin Co. (a)(d)	4.70	10/15/51	160,390
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	214,931
25	Goldman Sachs Group, Inc. (The)	1.992	01/27/32	24,302
725	Goldman Sachs Group, Inc. (The)	2.615	04/22/32	741,151
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30	197,935
375	High Street Funding Trust I (a)	4.111	02/15/28	423,881
550	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27	551,474
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26	282,140
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26	285,425
375	Intercontinental Exchange, Inc.	1.85	09/15/32	356,648
325	Itau Unibanco Holding SA (Cayman Island) (Brazil) (a)	2.90	01/24/23	332,836
1,300	JPMorgan Chase & Co.	1.953	02/04/32	1,263,550
50	JPMorgan Chase & Co.	3.328	04/22/52	53,465
100	Kilroy Realty LP	2.50	11/15/32	98,873
75	Kilroy Realty LP	3.05	02/15/30	78,174
175	Kimco Realty Corp.	3.70	10/01/49	188,894
400	LeasePlan Corp N.V. (Netherlands) (a)	2.875	10/24/24	420,417
275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	300,993
300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	406,143
200	MDGH - GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	233,343
150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	161,387
325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	315,865
425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	456,169
575	Natwest Group PLC (United Kingdom)	3.875	09/12/23	614,414
250	Omega Healthcare Investors, Inc.	3.25	04/15/33	249,767
200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	200,552
250	Pine Street Trust I (a)	4.572	02/15/29	286,832
25	Progressive Corp. (The)	3.20	03/26/30	27,493
25	Progressive Corp. (The)	4.00	03/01/29	28,742
110	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (a)	3.875	03/01/31	110,961
231	Realty Income Corp.	0.75	03/15/26	226,530
110	SBA Communications Corp. (a)	3.125	02/01/29	106,313
225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	251,925
200	Shinhan Financial Group Co. Ltd. (Korea, Republic of) (a)	1.35	01/10/26	199,902
350	Societe Generale SA (France) (a)	2.625	01/22/25	365,376
200	Societe Generale SA (France) (a)	2.889	06/09/32	202,634

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$475	Standard Chartered PLC (United Kingdom) (a)	0.991%	01/12/25	$474,004
	550	SVB Financial Group	1.80	02/02/31	526,941
	125	TD Ameritrade Holding Corp.	3.30	04/01/27	137,211
	125	Visa, Inc.	2.70	04/15/40	129,415
	400	Wells Fargo & Co.	2.879	10/30/30	423,930
	400	Wells Fargo & Co.	3.068	04/30/41	411,057
	100	Westpac Banking Corp. (Australia)	2.668	11/15/35	98,487
					25,201,125
		Industrials (7.1%)
	225	Agilent Technologies, Inc.	2.30	03/12/31	225,199
	325	Aviation Capital Group LLC (a)	4.375	01/30/24	348,756
	275	Berry Global, Inc. (a)	1.57	01/15/26	275,440
	151	Berry Global, Inc. (a)	4.875	07/15/26	159,971
	100	Boeing Co. (The)	1.167	02/04/23	100,423
	125	Boeing Co. (The)	2.95	02/01/30	128,121
	50	Boeing Co. (The)	3.25	02/01/35	50,719
	50	Boeing Co. (The)	3.95	08/01/59	52,456
	250	Boeing Co. (The)	5.15	05/01/30	296,276
	75	Burlington Northern Santa Fe LLC	3.05	02/15/51	78,454
	225	Burlington Northern Santa Fe LLC	3.30	09/15/51	246,236
	50	Burlington Northern Santa Fe LLC	4.55	09/01/44	64,027
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	176,037
	175	General Electric Co.	4.35	05/01/50	211,955
	510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	510,747
	150	John Deere Capital Corp.	2.45	01/09/30	158,078
	150	Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	144,684
	250	Masco Corp.	2.00	02/15/31	244,362
	475	NTT Finance Corp. (Japan) (a)	1.591	04/03/28	474,123
	125	Raytheon Technologies Corp.	2.25	07/01/30	127,266
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	297,386
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	118,252
	$200	Union Pacific Corp.	2.973	09/16/62	192,909
	275	Vontier Corp. (a)	2.95	04/01/31	276,605
	175	Waste Management, Inc.	1.15	03/15/28	169,828
					5,128,310
		Technology (5.2%)
	175	Activision Blizzard, Inc.	2.50	09/15/50	157,487
	61	Akamai Technologies, Inc.	0.375	09/01/27	70,882
	475	Apple, Inc.	2.65	05/11/50	467,464
	100	Broadcom, Inc. (a)	2.45	02/15/31	98,347
	175	Broadcom, Inc.	4.15	11/15/30	196,441

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$50	Dell International LLC/EMC Corp.	5.85%	07/15/25	$58,705
350	Dell International LLC/EMC Corp.	6.02	06/15/26	420,374
75	Intel Corp.	3.25	11/15/49	79,993
250	International Business Machines Corp.	2.85	05/15/40	254,655
100	International Business Machines Corp.	2.95	05/15/50	100,965
125	J2 Global, Inc. (a)	1.75	11/01/26	159,925
150	Microsoft Corp.	2.525	06/01/50	147,713
50	Microsoft Corp.	2.921	03/17/52	53,158
175	NVIDIA Corp.	3.50	04/01/50	197,975
275	NXP BV/NXP Funding LLC/NXP USA, Inc. (China) (a)	3.40	05/01/30	300,582
475	Oracle Corp.	3.95	03/25/51	519,081
144	Pure Storage, Inc.	0.125	04/15/23	151,020
225	TSMC Global Ltd. (Taiwan) (a)	0.75	09/28/25	220,288
125	Western Digital Corp.	1.50	02/01/24	134,141
				3,789,196
	Utilities (6.9%)
250	Ameren Illinois Co.	1.55	11/15/30	240,855
350	Berkshire Hathaway Energy Co.	2.85	05/15/51	339,502
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	202,446
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	221,801
100	Consumers Energy Co.	2.50	05/01/60	90,615
150	Consumers Energy Co.	3.50	08/01/51	170,747
175	DTE Electric Co.	2.95	03/01/50	179,621
50	Duke Energy Corp.	4.20	06/15/49	56,933
247	Duke Energy Indiana LLC	2.75	04/01/50	239,785
175	Entergy Arkansas LLC	3.50	04/01/26	192,486
100	Entergy Texas, Inc.	3.55	09/30/49	107,006
125	Georgia Power Co., Series A	3.25	03/15/51	126,421
50	Indiana Michigan Power Co.	4.25	08/15/48	60,778
150	Interstate Power and Light Co.	2.30	06/01/30	152,416
100	Interstate Power and Light Co.	3.50	09/30/49	108,495
75	Jersey Central Power & Light Co. (a)	2.75	03/01/32	76,304
300	NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	303,704
325	NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	327,810
175	NiSource, Inc.	1.70	02/15/31	165,644
200	NiSource, Inc.	2.95	09/01/29	212,209
150	Northern States Power Co.	2.90	03/01/50	153,771
105	NRG Energy, Inc. (a)	3.625	02/15/31	103,315
175	Pacific Gas and Electric Co.	3.30	08/01/40	158,414
125	PECO Energy Co.	3.05	03/15/51	131,217
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	189,886
150	Southern California Edison Co.	4.00	04/01/47	158,068

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$350	Southern Co. (The)	4.40%	07/01/46	$411,713
100	Virginia Electric and Power Co.	2.45	12/15/50	92,343
				4,974,305
	Total Corporate Bonds (Cost $68,466,692)			70,647,394
	Short-Term Investments (1.9%)
	U.S. Treasury Security (1.2%)
889	U.S. Treasury Bill (e)(f) (Cost $888,900)	0.032	11/04/21	888,850
NUMBER OF SHARES (000)
	Investment Company (0.7%)
499	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 8) (Cost $499,161)			499,161
	Total Short-Term Investments (Cost $1,388,061)			1,388,011
	Total Investments (Cost $69,854,753) (g)(h)		99.3%	72,035,405
	Other Assets in Excess of Liabilities		0.7	517,895
	Net Assets		100.0%	$72,553,300

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Capital appreciation bond.

  (c)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2021.

  (d)  When-issued security.

  (e)  Rate shown is the yield to maturity at June 30, 2021.

  (f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

  (g)  Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency forward exchange contracts and futures contracts.

  (h)  At June 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,957,643 and the aggregate gross unrealized depreciation is $839,712 resulting in net unrealized appreciation of $2,117,931.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	160		$196	08/20/21	$7
JPMorgan Chase Bank NA	EUR	256,408		$313,597	08/20/21	9,259
JPMorgan Chase Bank NA		$2,228	EUR	1,825	08/20/21	(62)
Westpac Banking Corp.	EUR	2,000		$2,443	08/20/21	69
						$9,273

FUTURES CONTRACTS:

The Fund had the following futures contracts open at June 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)		VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Long Bond	41	Sep-21		$4,100	$6,590,750	$171,279
U.S. Treasury 2 yr. Note	20	Sep-21		4,000	4,406,406	(8,254)
U.S. Treasury 5 yr. Note	19	Sep-21		1,900	2,345,164	(7,404)
Short:
German Euro Bund	1	Sep-21	EUR	(100)	(204,672)	(1,304)
U.S. Treasury 10 yr. Note	2	Sep-21		$(200)	(265,000)	(78)
U.S. Treasury Ultra Bond	1	Sep-21		(100)	(192,687)	(2,438)
U.S. Treasury Ultra Long Bond	89	Sep-21		(8,900)	(13,101,078)	(223,795)
						$(71,994)

EUR  —  Euro

USD  —  United States Dollar

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ◼ June 30, 2021 (unaudited) continued

LONG TERM CREDIT ANALYSIS+
AAA	6.0%
AA	1.3
A	12.7
BBB	28.6
BB	12.5
B or Below	15.6
Not Rated	23.3
	100.0	%++

+  The ratings shown is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with a value of $27,105,757 and net unrealized depreciation of $71,994. Does not include an open foreign currency forward exchange contract with net unrealized appreciation of $9,273.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements

Statement of Assets and Liabilities
June 30, 2021 (unaudited)

Assets:
Investments in securities, at value*	$71,536,244
Investment in affiliate, at value**	499,161
Total investments in securities, at value	72,035,405
Foreign currency, at value***	2,442
Unrealized appreciation on open foreign currency forward exchange contracts	9,335
Receivable for:
Investments sold	754,925
Interest	583,734
Shares of beneficial interest sold	124,478
Dividends from affiliate	21
Prepaid expenses and other assets	11,752
Total Assets	73,522,092
Liabilities:
Payable to bank	601
Unrealized depreciation on open foreign currency forward exchange contracts	62
Payable for:
Investments purchased	759,259
Advisory fee	24,918
Variation margin on open futures contracts	19,024
Distribution fee (Class Y Shares)	7,951
Trustees' fees	5,018
Administration fee	4,750
Transfer agent fees	532
Shares of beneficial interest redeemed	113
Deferred capital gain country tax	8,866
Accrued expenses and other payables	137,698
Total Liabilities	968,792
Net Assets	$72,553,300
Composition of Net Assets:
Paid-in-Capital	$62,362,173
Total Distributable Earnings	10,191,127
Net Assets	$72,553,300
* Cost	$69,355,592
** Affiliated Cost	$499,161
*** Foreign Currency Cost	$2,733
Class X Shares:
Net Assets	$33,566,823
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,791,131
Net Asset Value Per Share	$12.03
Class Y Shares:
Net Assets	$38,986,477
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,250,856
Net Asset Value Per Share	$11.99

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statement of Operations
For the six months ended June 30, 2021 (unaudited)

Net Investment Income:
Income
Interest (net of $–93 foreign withholding tax)	$1,012,290
Dividends from affiliates (Note 8)	151
Total Income	1,012,441
Expenses
Advisory fee (Note 4)	152,125
Professional fees	82,445
Distribution fee (Class Y shares) (Note 5)	47,977
Administration fee (Note 4)	28,976
Custodian fees (Note 7)	15,460
Shareholder reports and notices	10,802
Trustees' fees and expenses	2,672
Transfer agent fees (Note 6)	1,896
Other	23,426
Total Expenses	365,779
Less: rebate from Morgan Stanley affiliated cash sweep (Note 8)	(337)
Net Expenses	365,442
Net Investment Income	646,999
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	565,115
Futures contracts	309,400
Swap agreements	1,077
Foreign currency forward exchange contracts	(10,968)
Foreign currency translation	(110)
Net Realized Gain	864,514
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,796,384)
Futures contracts	(79,757)
Swap agreements	(1,144)
Foreign currency forward exchange contracts	22,093
Foreign currency translation	531
Net Change in Unrealized Appreciation (Depreciation)	(2,854,661)
Net Loss	(1,990,147)
Net Decrease	$(1,343,148)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets

	For The Six Months Ended June 30, 2021	For The Year Ended December 31, 2020
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$646,999	$1,623,188
Net realized gain	864,514	4,918,125
Net change in unrealized appreciation (depreciation)	(2,854,661)	833,315
Net Increase (Decrease)	(1,343,148)	7,374,628
Dividends and Distributions to Shareholders:
Class X shares	—	(1,962,554)
Class Y shares	—	(1,997,202)
Total Dividends and Distributions to Shareholders	—	(3,959,756)
Net decrease from transactions in shares of beneficial interest	(2,533,042)	(5,665,061)
Net Decrease	(3,876,190)	(2,250,189)
Net Assets:
Beginning of period	76,429,490	78,679,679
End of Period	$72,553,300	$76,429,490

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	For The Six Months Ended June 30, 2021	For The Year Ended December 31, 2020
	(unaudited)
Class X Shares
Shares
Sold	49,457	167,218
Reinvestment of dividends and distributions	—	167,740
Redeemed	(248,329)	(572,150)
Net Decrease - Class X	(198,872)	(237,192)
Amount
Sold	$584,263	$1,994,751
Reinvestment of dividends and distributions	—	1,962,554
Redeemed	(2,943,179)	(6,767,040)
Net Decrease - Class X	$(2,358,916)	$(2,809,735)
Class Y Shares
Shares
Sold	155,623	154,168
Reinvestment of dividends and distributions	—	170,847
Redeemed	(170,102)	(577,207)
Net Decrease - Class Y	(14,479)	(252,192)
Amount
Sold	$1,842,538	$1,857,998
Reinvestment of dividends and distributions	—	1,997,202
Redeemed	(2,016,664)	(6,710,526)
Net Decrease - Class Y	$(174,126)	$(2,855,326)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2021 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Trust applies investment company accounting and reporting guidance.

The Trust consists of Income Plus Portfolio (the "Fund"). The Trust was organized on February 25, 1983 as a Massachusetts business trust and the Fund commenced operations on March 1, 1987. The Fund is classified as diversified and seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

On June 5, 2000, the Trust commenced offering one additional class of shares (Class Y shares). The Fund currently offers two share classes — Class X shares and Class Y shares. The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers;

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(3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Trust's Board of Trustees (the "Trustees") or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (6) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (7) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

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The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends on foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. When-Issued/Delayed Delivery Securities — The Trust may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Trust on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Trust enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Trust's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Trust.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

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E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

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H. Indemnifications — The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$70,647,394	$—	$70,647,394
Short-Term Investments
U.S. Treasury Security	—	888,850	—	888,850
Investment Company	499,161	—	—	499,161
Total Short-Term Investments	499,161	888,850	—	1,388,011
Foreign Currency Forward Exchange Contracts	—	9,335	—	9,335
Futures Contract	171,279	—	—	171,279
Total Assets	670,440	71,545,579	—	72,216,019
Liabilities:
Foreign Currency Forward Exchange Contract	—	(62)	—	(62)
Futures Contracts	(243,273)	—	—	(243,273)
Total Liabilities	(243,273)	(62)	—	(243,335)
Total	$427,167	$71,545,517	$—	$71,972,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument

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relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the

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date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's

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obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. The Fund may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, the Fund would pay to the counterparty the periodic stream of payments. If no default occurs, the Fund would receive no benefit from the contract. As the seller in a credit default swap, the Fund would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap

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agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Asset and Liabilities.

Upfront payments received or paid by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

At June 30, 2021, the Fund did not have any open swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

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The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2021:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$171,279	(a)	Variation margin on open futures contracts	$(243,273	)(a)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contract	9,335		Unrealized depreciation on open foreign currency forward exchange contract	(62)
		$180,614			$(243,335)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure of the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2021 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$309,400	$—	$—
Currency Risk	—	(10,968)	—
Credit Risk	—	—	1,077
Total	$309,400	$(10,968)	$1,077
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(79,757)	$—	$—
Currency Risk	—	22,093	—
Credit Risk	—	—	(1,144)
Total	$(79,757)	$22,093	$(1,144)

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At June 30, 2021, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVES(b)	ASSETS(c)	LIABILITIES(c)
Foreign Currency Forward Exchange Contract	$9,335	$(62)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with their respective contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2021:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$7	$—	$—	$7
JPMorgan Chase Bank NA	9,259	(62)	—	9,197
Westpac Banking Corp.	69	—	—	69
Total	$9,335	$(62)	$—	$9,273
GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
JPMorgan Chase Bank NA	$62	$(62)	$—	$0

For the six months ended June 30, 2021, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:

Average monthly principal amount	$355,044

Futures Contracts:

Average monthly notional value	$30,015,763

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22%

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to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2021, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95%. Effective July 1, 2021, the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total operating expenses will not exceed 0.75%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser and Administrator may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

Under a Sub-Administration agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Trust are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Trust has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of the Fund bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

6. Dividend Disbursing and Transfer Agent

The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Fund of the Trust.

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7. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

8. Security Transactions and Transactions with Affiliates

The Fund's cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2021, aggregated $39,258,059 and $40,278,161, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2021, advisory fees paid were reduced by $337 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2021 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2020	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE JUNE 30, 2021
Liquidity Funds	$1,177,991	$13,889,324	$14,568,154	$151	$—	$—	$499,161

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2021, the Fund did not engage in any cross-trade transactions.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2021 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

At June 30, 2021, the accrued pension liability reflected as "Trustees' fees" in the Statement of Assets and Liabilities for the Fund is $5,018.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Trust.

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by taxing authorities.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2021 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 DISTRIBUTIONS PAID FROM:		2019 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$3,378,894	$580,862	$2,707,418	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2020.

At December 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$3,864,578	$2,789,944

10. Market Risk and Risks Relating to Certain Financial Instruments

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Certain impacts to public health conditions particular to the coronavirus ("COVID-19") outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and

Morgan Stanley Variable Investment Series

Notes to Financial Statements ◼ June 30, 2021 (unaudited) continued

cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

11. Credit Facility

The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2021, the Fund did not have any borrowings under the Facility.

12. Other

At June 30, 2021, the Trust had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Trust. The aggregate percentage of such owners was 94.0%.

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Morgan Stanley Variable Investment Series - Income Plus Portfolio

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(1)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS X SHARES
2016(2)	$11.14	$0.42	$0.37	$0.79	$(0.46)	$(0.28)	$(0.74)
2017	11.19	0.34	0.39	0.73	(0.41)	—	(0.41)
2018	11.51	0.36	(0.82)	(0.46)	(0.38)	(0.24)	(0.62)
2019	10.43	0.35	1.30	1.65	(0.41)	—	(0.41)
2020	11.67	0.27	0.94	1.21	(0.40)	(0.25)	(0.65)
2021(3)	12.23	0.11	(0.31)	(0.20)	—	—	—
CLASS Y SHARES
2016(2)	11.12	0.39	0.35	0.74	(0.42)	(0.28)	(0.70)
2017	11.16	0.32	0.39	0.71	(0.38)	—	(0.38)
2018	11.49	0.33	(0.82)	(0.49)	(0.35)	(0.24)	(0.59)
2019	10.41	0.33	1.30	1.63	(0.38)	—	(0.38)
2020	11.66	0.24	0.93	1.17	(0.37)	(0.25)	(0.62)
2021(3)	12.21	0.10	(0.32)	(0.22)	—	—	—

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Fund.

(3)  For the six months ended June 30, 2021 (unaudited).

(4)  Amount is less than 0.005%.

(5)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(6)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2016
Class X	0.68%	3.62%
Class Y	0.93	3.37

(8)  Not annualized.

(9)  Annualized.

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(5)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS X SHARES
2016(2)	$11.19	7.08%		$53,539	0.63	%(6)(7)	3.67	%(6)(7)	0.00	%(4)	39%
2017	11.51	6.65		48,050	0.77	(6)	3.02	(6)	0.00	(4)	50
2018	10.43	(4.01)		38,430	0.78	(6)	3.27	(6)	0.00	(4)	47
2019	11.67	15.96		37,676	0.81	(6)	3.15	(6)	0.00	(4)	72
2020	12.23	10.63		36,562	0.91	(6)	2.27	(6)	0.00	(4)	144
2021(3)	12.03	(1.64	)(8)	33,567	0.88	(6)(9)	1.92	(6)(9)	0.00	(4)(9)	55	(8)
CLASS Y SHARES
2016(2)	11.16	6.68		52,595	0.88	(6)(7)	3.42	(6)(7)	0.00	(4)	39
2017	11.49	6.46		48,287	1.02	(6)	2.77	(6)	0.00	(4)	50
2018	10.41	(4.31)		38,832	1.03	(6)	3.02	(6)	0.00	(4)	47
2019	11.66	15.78		41,004	1.06	(6)	2.90	(6)	0.00	(4)	72
2020	12.21	10.27		39,867	1.16	(6)	2.02	(6)	0.00	(4)	144
2021(3)	11.99	(1.80	)(8)	38,986	1.13	(6)(9)	1.67	(6)(9)	0.00	(4)(9)	55	(8)

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2021 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2020, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the first-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2021 (unaudited) continued

management fee was lower than its peer group average, the actual management fee was higher than but close to its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) the total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Investment Advisory Agreement Approval ◼ June 30, 2021 (unaudited) continued

competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Liquidity Risk Management Program ◼ June 30, 2021 (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Liquidity Risk Management Program ◼ June 30, 2021 (unaudited) continued

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Trustees
Frank L. Bowman	Joseph J. Kearns
Kathleen A. Dennis	Michael F. Klein
Nancy C. Everett	Patricia Maleski
Jakki L. Haussler	W. Allen Reed
Dr. Manuel H. Johnson	Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Transfer Agent	Custodian
DST Asset Manager Solutions, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser and Administrator
Perkins Coie LLP 1155 Avenue of the Americas, 22nd Floor New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
3651343 EXP 08.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a)	Code of Ethics – Not applicable for semiannual reports.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c)	Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 18, 2021